Share capital	6 Months Ended
Jun. 30, 2022
Share capital.
Share capital

10.            Share capital

Authorized share capital

Unlimited number of common shares without par value.

At June 30, 2022, the Company had 118,725,132 issued and outstanding common shares (December 31, 2021 – 117,338,964).

On September 30, 2021, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell additional common shares having an aggregate offering price of up to $200,000,000 through the Agents (the “September Sales Agreement”).

In accordance with the terms of the September Sales Agreement, the Company may offer and sell common shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The common shares may be offered and sold by any method permitted by law deemed to be an “at the market” offering (the “ATM Offering”) as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through the Nasdaq Capital Market on any other existing trading market for the common shares, and, if expressly authorized by the Company, in negotiated transactions. During the six month ended June 30, 2022, the Company issued Nil common shares under the September Sales Agreement.

During the three months ended March 31, 2022, the Company issued 1,245,455 common shares at CAD$0.30 per share for gross proceeds of CAD$373,637 (USD$297,564) pursuant to the exercise of certain stock options by a director.

During the three months ended June 30, 2022, the Company issued 56,818 common shares at CAD$0.30 per share for gross proceeds of CAD$17,045 (USD$13,241) pursuant to the exercise of certain stock options by a former director.

During the three months ended June 30, 2022, the Company issued 56,818 common shares at CAD$0.80 per share for gross proceeds of CAD$45,454 (USD$35,309) pursuant to the exercise of certain stock options by a former director.

During the six months ended June 30, 2022, the Company issued 27,077 common shares pursuant to the vesting of 38,682 RSUs upon the retirement of an executive.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the three and six months ended June 30, 2022 was based on the net loss attributable to common shareholders of $20,296,746 and $38,128,283, respectively (June 30, 2021 – $11,447,385 and $11,628,049 for the three and six months respectively) and the weighted average number of common shares outstanding of 118,612,731 and 118,532,693, respectively (June 30, 2021 – 112,962,128 and 108,301,375 for the three and six months respectively). Fully diluted loss per share did not include the effect of 12,567,657 stock options (June 30, 2021 – 12,931,467), 7,058,021 warrants (June 30, 2021 – 12,198,402), 127,460 DSUs (June 30, 2021 – 44,623) and 522,385 RSUs (June 30, 2021 – 507,849) as the effect would be anti-dilutive.

Stock options

The Company adopted its 2020 Stock Incentive Plan (the “Stock Incentive Plan”) on July 9, 2020, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company certain stock-based compensation awards including non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such stock options may be exercisable for a period of up to 10 years from the date of grant. Stock options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless any exercise extension has been approved in advance by the Plan Administrator.

Stock options granted may vest based on terms and conditions set out in the stock option agreements themselves. On exercise, each stock option allows the holder to purchase one common share of the Company or to exchange common share of the Company without cash payment for the number of common shares calculated by a formula as set forth in the stock option agreement.

The changes in stock options during the six months ended June 30, 2022 and the year ended December 31, 2021 are as follows:

	June 30, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	11,974,300	$2.73	13,008,364	$2.14
Options granted	2,408,849	1.90	3,217,378	3.94
Options exercised	(1,359,091)	0.32	(3,785,174)	1.58
Options forfeited/expired/cancelled	(456,401)	4.52	(466,268)	2.85
Options outstanding, ending	12,567,657	$2.77	11,974,300	$2.73

Details of stock options outstanding as at June 30, 2022 were as follows:

			Number of
	Weighted average	Number of options	options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	0.12	25,000	25,000
$0.80 CAD	0.45	277,273	277,273
$2.00 CAD	1.81	80,214	80,214
$1.50	6.93	572,914	143,230
$1.91	5.15	2,955,000	2,511,946
$1.94	5.40	610,650	180,239
$2.13	6.60	144,553	52,383
$2.20	6.76	500,000	185,185
$2.45	4.10	1,250,000	1,250,000
$2.53	4.11	75,000	75,000
$2.62	1.23	700,000	700,000
$3.01	7.92	1,500,000	—
$3.40	3.72	1,035,000	1,035,000
$3.41	5.06	1,030,524	757,687
$3.55	6.05	75,000	24,336
$3.56	6.37	296,192	139,006
$3.77	5.37	165,000	124,274
$4.15	8.73	780,000	557,290
$5.00	1.42	193,629	193,629
$7.23	5.54	101,721	70,060
$7.75	5.64	92,487	71,659
$9.60	2.43	107,500	107,500
		12,567,657	8,560,911

The weighted average grant date fair value of stock options granted during the six months ended June 30, 2022 was $0.90 (June 30, 2021 - $2.65).

During the three and six months ended June 30, 2022, the Company recognized stock-based compensation expense of $1,299,059 and $2,204,581, respectively (June 30, 2021 - $1,453,594 and $2,649,540 for the three and six months, respectively) for stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company or to exchange common share of the Company without cash payment for the number of common shares calculated by the formula set forth in the warrant agreement.

The changes in warrants during the six months ended June 30, 2022 and the year ended December 31, 2021 are as follows:

	June 30, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	7,402,021	$5.23	15,070,883	$4.01
Warrants exercised	—	—	(4,270,005)	3.34
Warrants expired	(344,000)	4.00	(3,398,857)	4.66
Warrants outstanding, ending	7,058,021	$5.29	7,402,021	$5.23

At June 30, 2022, all warrants outstanding were exercisable. Details of warrants outstanding as at June 30, 2022 are as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$4.00 CAD - $16.00 CAD	0.48 years	1,459,765
$2.00 USD - $24.00 USD	1.63 years	1,096,988
Transferable Warrants
$4.25 USD	1.11 years	4,501,268
Warrants outstanding, ending	1.06 years	7,058,021

DSUs

DSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Stock Incentive Plan. Each DSU will issue one common share of the Company or settle by equivalent cash to the holders of the DSU (Note 9).

The changes in DSUs during the six months ended June 30, 2022 and the year ended December 31, 2021 are as follows:

	June 30, 2022		December 31, 2021
		Weighted average		Weighted average
	Number of DSU	fair value	Number of DSU	fair value
DSUs outstanding, beginning	84,581	$3.41	44,623	$3.41
DSUs granted	42,879	2.24	51,468	3.41
DSUs exercised	—	—	(11,510)	3.41
DSUs outstanding, ending	127,460	$3.02	84,581	$3.41

Details of DSUs outstanding as at June 30, 2022 are as follows:

	Weighted	Number of
	average	DSUs	Number of DSUs
Deemed value	contractual life	outstanding	exercisable
$3.02	9.09	127,460	75,992

During the three and six months ended June 30, 2022, the Company recognized stock-based compensation expense of $109,620 and $182,756, respectively (June 30, 2021 - $Nil for the three and six months) for DSUs granted during the period.

RSUs

RSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Stock Incentive Plan. RSUs are accounted for as equity-settled share-based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the consolidated statements of loss and comprehensive loss over the vesting period.

The changes in RSUs during the six months ended June 30, 2022 and the year ended December 31, 2021 are as follows:

	June 30, 2022		December 31, 2021
		Weighted average		Weighted average
	Number of RSU	exercise price	Number of RSU	exercise price
RSUs outstanding, beginning	649,473	$3.42	507,849	$3.44
RSUs granted	—	—	450,442	3.41
RSUs exercised	(38,682)	3.43	(169,283)	3.44
RSUs expired	(88,406)	3.42	(139,535)	3.44
RSUs outstanding, ending	522,385	$3.42	649,473	$3.42

Details of RSUs outstanding as at June 30, 2022 are as follows:

	Weighted	Number of
	average	RSUs	Number of RSUs
Deemed value	contractual life	outstanding	exercisable
$3.42	8.94	522,385	—

During the three and six months ended June 30, 2022, the Company recognized stock-based compensation expense of $249,378 and $453,123, respectively (June 30, 2021 - $266,889 and $533,809 for the three and six months, respectively) for RSUs granted during the period.